CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	3 Months Ended
Jun. 30, 2021 USD ($)
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Net of redemptions and issuance costs	$ 1,412,846
PIPE financing, net of issuance costs	$ 1,900,000